Selected Statement of Operations Data (Details) - Schedule of Revenues Classified By Product Lines - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Revenues	$ 21,612	$ 21,551	$ 26,331
Product line “A” [Member]
Revenue from External Customer [Line Items]
Revenues	11,497	11,545	12,069
Product line “B” [Member]
Revenue from External Customer [Line Items]
Revenues	2,127	2,343	2,286
Product line "C" [Member]
Revenue from External Customer [Line Items]
Revenues	$ 7,988	$ 7,663	$ 11,976